Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (18,657)	$ 39,865	$ 51,842
Cash flows from investing activities:
Capital expenditures	(34,451)	(40,619)	(36,786)
Proceeds from sale of property, plant and equipment	4,395	1,448	1,968
Net cash provided by (used in) investing activities	(30,056)	(39,171)	(34,818)
Cash flows from financing activities:
Revolver borrowings	30,000
Issuances of debt			500
Revolver repayments	(10,000)
Debt repayments	(3,070)	(3,089)	(6,552)
Excess proceeds over net book value of long-lived assets sold to an entity under common control	839
Equity contribution			38
Net cash provided (used in) by financing activities	17,769	(3,089)	(6,014)
Effect of exchange rate changes on cash	(1,207)	97	210
Net (decrease) increase in cash and cash equivalents	(32,151)	(2,298)	11,220
Cash and cash equivalents at beginning of period	76,619	78,917	67,697
Cash and cash equivalents at end of period	44,468	76,619	78,917
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	74		(37)
Cash flows from financing activities:
Equity contribution			38
Net cash provided (used in) by financing activities			38
Net (decrease) increase in cash and cash equivalents	74		1
Cash and cash equivalents at beginning of period	1
Cash and cash equivalents at end of period	75		1
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(17,400)	(55,539)	(24,688)
Cash flows from financing activities:
Revolver borrowings	30,000
Revolver repayments	(10,000)
Debt repayments	(3,000)	(3,000)	(3,000)
Change in intercompany indebtedness			89,237
Net cash provided (used in) by financing activities	17,000	(3,000)	86,237
Net (decrease) increase in cash and cash equivalents	(400)	(58,539)	61,549
Cash and cash equivalents at beginning of period	3,026	61,565	16
Cash and cash equivalents at end of period	2,626	3,026	61,565
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(6,245)	81,993	59,710
Cash flows from investing activities:
Capital expenditures	(28,348)	(33,077)	(29,136)
Proceeds from sale of property, plant and equipment	3,905	86	576
Net cash provided by (used in) investing activities	(24,443)	(32,991)	(28,560)
Cash flows from financing activities:
Issuances of debt			500
Debt repayments	(59)	(88)	(376)
Excess proceeds over net book value of long-lived assets sold to an entity under common control	839
Intercompany dividends received (paid)	9,446	5,374	5,239
Change in intercompany indebtedness	(5,000)	(1,802)	(87,167)
Net cash provided (used in) by financing activities	5,226	3,484	(81,804)
Net (decrease) increase in cash and cash equivalents	(25,462)	52,486	(50,654)
Cash and cash equivalents at beginning of period	57,407	4,921	55,575
Cash and cash equivalents at end of period	31,945	57,407	4,921
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	4,914	13,411	16,857
Cash flows from investing activities:
Capital expenditures	(6,103)	(7,542)	(7,650)
Proceeds from sale of property, plant and equipment	490	1,362	1,392
Net cash provided by (used in) investing activities	(5,613)	(6,180)	(6,258)
Cash flows from financing activities:
Debt repayments	(11)	(1)	(3,176)
Intercompany dividends received (paid)	(9,446)	(5,374)	(5,239)
Change in intercompany indebtedness	5,000	1,802	(2,070)
Net cash provided (used in) by financing activities	(4,457)	(3,573)	(10,485)
Effect of exchange rate changes on cash	(1,207)	97	210
Net (decrease) increase in cash and cash equivalents	(6,363)	3,755	324
Cash and cash equivalents at beginning of period	16,185	12,430	12,106
Cash and cash equivalents at end of period	$ 9,822	$ 16,185	$ 12,430